Derivative financial instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative cash collateral, obligation to return cash	$ 100,000	$ 600,000
Derivative cash collateral, advanced to counterparties	0	$ 0
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 66,000,000